[AIM LOGO APPEARS HERE]           Dear Shareholder:
--Registered Trademark--
           [PHOTO of              As the end of the six-month reporting period
          Charles T. Bauer,       arrived, the U.S. economy continued to move
           Chairman of the        ahead at a lively pace. The Federal Reserve
LETTER    Board of The Fund       Board (the Fed) increased the key federal
TO OUR      APPEARS HERE]         funds rate a total of 75 basis points during
SHAREHOLDERS                      1999. At the beginning of this reporting
                period, the Fed's primary focus was to stabilize the markets in anticipation of a potential Y2K-related liquidity crisis. Y2K thankfully turned out to be a non-event. As 2000 began, the robust domestic economy (coupled with inflationary tendencies in certain commodity prices) compelled the Fed to increase the federal funds rate 25 basis points on March 21 to 6.00%. The Fed will most likely continue to increase short-term rates to contain the equity markets' high growth performance; there is a strong consensus among financial markets that the Fed will increase rates by 25 basis points at the May 16 meeting. If the rate hikes do halt or slow the equity markets' activity, the money market sector anticipates more incoming cash as the year progresses.

                YOUR INVESTMENT PORTFOLIO

                As of February 29, 2000, the performance of the portfolio's Institutional Class compared quite favorably with the performance reported for its comparative indexes, as shown in the table. This excellent record can be attributed to the portfolio's disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the portfolio to respond to higher interest-rate levels more quickly than can other funds with longer maturity schedules; it is also an attractive structure that allows investors to take advantage of higher yields through quarter-ends and other volatile market movements. The weighted average maturity (WAM) remained in the 9-to 23-day range. At the close of the period, the WAM was 23 days. Net assets of the Institutional Class stood at $11.8 billion at the close of the reporting period .
                  The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                  The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit

                YIELDS AS OF 2/29/00

                                                  Average         Seven-Day
                                                Monthly Yield       Yield

                Prime Portfolio                     5.77%           5.81%
                Institutional Class

                IBC Money Fund Averages(TM)         5.50%           5.53%
                First-Tier Institutions Only

                IBC Money Fund Averages(TM)         5.37%           5.42%
                Total Institutions Only

                                                                     (continued)

               Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               OUTLOOK FOR THE FUTURE

               Gross domestic product growth for the fourth quarter of 1999 was at an annualized rate of 7.3%, and for the year 4.2%. There is no evidence of a slowdown; there is no inventory drop-off, and consumer spending continues to increase. February's rate increase has had a minimal effect on the U.S. economy, which continues full steam ahead. The Fed will probably continue to raise interest rates until a substantial correction occurs within the equity markets. In February, the current period of economic expansion became the longest in U.S. history. Many analysts expect this growth to continue through at least the first half of 2000. It seems that the same story that dogged markets in 1999 is so far continuing, with persistent upward pressure on interest rates.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

AVERAGE MONTHLY YIELD COMPARISON

Six months ended 2/29/00 (yields are average monthly yields for the month-ends shown.)

                Short-Term Investments Co.     IBC Money Fund Averages(TM)      IBC Money Fund Averages(TM)
                Prime Portfolio                First-Tier Instituions Only       Total Institutions Only
                Institutional Class
9/99                 5.28                                 4.97                              4.85
10/99                5.3                                  5.08                              4.91
11/99                5.46                                 5.22                              5.06
12/99                5.58                                 5.41                              5.2
1/00                 5.64                                 5.45                              5.24
2/00                 5.77                                 5.5                               5.37


WEIGHTED AVERAGE MATURITY COMPARISON

Six months ended 2/29/00

            Short-Term Investment Co.      IBC Money Fund Averages(TM)     IBC Money Fund Averages(TM)
            Prime Portfolio                First-Tier Institutions Only     Total Instritutions Only
            Institutional Class
9/99                   21                                   53                                50
10/99                  18                                   50                                49
11/99                  17                                   48                                47
12/99                  9                                    41                                41
1/00                   22                                   41                                41
2/00                   23                                   45                                44

Source: IBC Financial Data, Inc. IBC Money Fund Report --Registered Trademark-- for weighted average maturities; IBC Money Fund
Insight --Registered Trademark-- for average monthly yields.


SCHEDULE OF INVESTMENTS
February 29, 2000
(Unaudited)

                                                    PAR
                                        MATURITY   (000)        VALUE
COMMERCIAL PAPER - 78.59%(a)

BASIC INDUSTRIES - 1.96%

CHEMICALS - 1.69%

Bayer Corp.
 5.68%                                  03/13/00 $100,000 $    99,810,667
-------------------------------------------------------------------------
 5.81%                                  04/04/00   49,600      49,327,834
-------------------------------------------------------------------------
Du Pont (E.I.) de Nemours and Co.
 5.68%                                  03/20/00   50,000      49,850,111
-------------------------------------------------------------------------
 5.80%                                  04/07/00   50,000      49,701,944
-------------------------------------------------------------------------
                                                              248,690,556
-------------------------------------------------------------------------

METAL MINING - 0.27%

Rio Tinto America, Inc.
 5.82%                                  04/12/00   40,000      39,728,400
-------------------------------------------------------------------------
  Total Basic Industries                                      288,418,956
-------------------------------------------------------------------------

CONSUMER DURABLES - 2.03%

AUTOMOBILE - 2.03%

Daimler-Chrysler North America Holding
 Corp.
 5.64%                                  03/01/00  100,000     100,000,000
-------------------------------------------------------------------------
 5.85%                                  04/17/00  100,000      99,236,250
-------------------------------------------------------------------------
 5.85%                                  04/20/00  100,000      99,187,500
-------------------------------------------------------------------------
  Total Consumer Durables                                     298,423,750
-------------------------------------------------------------------------

CONSUMER NONDURABLES - 1.70%

BEVERAGES - 0.68%

Coca-Cola Co. (The)
 5.66%                                  03/14/00  100,000      99,795,611
-------------------------------------------------------------------------

FOODS - 0.34%

General Mills, Inc.
 5.65%                                  03/09/00   49,870      49,807,385
-------------------------------------------------------------------------

PERSONAL CARE - 0.68%

Gillette Co.
 5.66%                                  03/14/00   50,000      49,897,806
-------------------------------------------------------------------------
 5.69%                                  03/24/00   50,000      49,818,236
-------------------------------------------------------------------------
                                                               99,716,042
-------------------------------------------------------------------------

  Total Consumer Nondurables                                  249,319,038
-------------------------------------------------------------------------


                                                PAR
                                    MATURITY   (000)        VALUE
ENERGY - 1.09%

OIL & GAS - 1.09%

Chevron U.S.A., Inc.
 5.65%                              03/13/00 $ 60,000 $    59,887,000
---------------------------------------------------------------------
Koch Industries, Inc.
 5.64%                              03/06/00  100,000      99,921,667
---------------------------------------------------------------------
  Total Energy                                            159,808,667
---------------------------------------------------------------------

FINANCIAL - 68.59%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 4.01%

Atlantis One Funding Corp.
 5.80%                              03/28/00   96,111      95,692,917
---------------------------------------------------------------------
 5.80%                              03/31/00   47,440      47,210,707
---------------------------------------------------------------------
 5.86%                              04/13/00   75,000      74,475,042
---------------------------------------------------------------------
Centric Capital Corp.
 5.73%                              03/06/00   43,200      43,165,620
---------------------------------------------------------------------
 5.77%                              03/27/00   62,400      62,139,965
---------------------------------------------------------------------
 5.86%                              03/31/00   52,000      51,746,067
---------------------------------------------------------------------
 5.85%                              04/12/00   50,000      49,658,750
---------------------------------------------------------------------
Fleet Funding Corp.
 5.78%                              03/24/00   21,962      21,880,899
---------------------------------------------------------------------
 5.85%                              04/03/00   64,725      64,377,912
---------------------------------------------------------------------
 5.85%                              04/05/00   25,493      25,348,008
---------------------------------------------------------------------
 5.87%                              04/19/00   53,417      52,990,213
---------------------------------------------------------------------
                                                          588,686,100
---------------------------------------------------------------------

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES - 3.21%

Old Line Funding Corp.
 5.75%                              03/23/00   42,921      42,770,180
---------------------------------------------------------------------
 5.86%                              04/17/00   68,939      68,411,578
---------------------------------------------------------------------
 5.89%                              04/24/00   49,803      49,362,990
---------------------------------------------------------------------
 5.89%                              04/25/00   44,430      44,030,192
---------------------------------------------------------------------
 5.88%                              04/27/00   99,450      98,524,120
---------------------------------------------------------------------
Riverwood Funding Corp.
 5.85%                              04/04/00   54,487      54,185,959
---------------------------------------------------------------------
 5.85%                              04/10/00   50,000      49,675,000
---------------------------------------------------------------------
Thunder Bay Funding Corp.
 5.90%                              04/25/00   64,812      64,227,792
---------------------------------------------------------------------
                                                          471,187,811
---------------------------------------------------------------------


                                                     PAR
                                         MATURITY   (000)        VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE - 24.48%

Aspen Funding Corp.
 5.79%                                   03/17/00 $ 75,000 $    74,807,000
--------------------------------------------------------------------------
 5.76%                                   03/23/00   45,000      44,841,600
--------------------------------------------------------------------------
Barton Capital Corp.
 5.85%                                   04/04/00   83,896      83,432,475
--------------------------------------------------------------------------
 5.85%                                   04/05/00   26,643      26,491,468
--------------------------------------------------------------------------
 5.85%                                   04/06/00  130,825     130,059,674
--------------------------------------------------------------------------
 5.85%                                   04/07/00   69,775      69,355,478
--------------------------------------------------------------------------
 5.85%                                   04/10/00   82,697      82,159,469
--------------------------------------------------------------------------
 5.87%                                   04/18/00   75,000      74,413,000
--------------------------------------------------------------------------
 5.89%                                   04/19/00  100,000      99,198,306
--------------------------------------------------------------------------
 5.87%                                   04/20/00  100,000      99,184,722
--------------------------------------------------------------------------
Clipper Receivables Corp.
 5.75%                                   03/07/00   50,000      49,952,083
--------------------------------------------------------------------------
 5.75%                                   03/08/00   50,000      49,944,097
--------------------------------------------------------------------------
 5.75%                                   03/15/00   50,000      49,888,194
--------------------------------------------------------------------------
 5.85%                                   04/07/00   44,461      44,193,678
--------------------------------------------------------------------------
 5.85%                                   04/10/00   50,000      49,675,000
--------------------------------------------------------------------------
Corporate Receivables Corp.
 5.75%                                   03/13/00   50,000      49,904,167
--------------------------------------------------------------------------
 5.75%                                   03/21/00   75,000      74,760,417
--------------------------------------------------------------------------
 5.85%                                   04/05/00   50,000      49,715,625
--------------------------------------------------------------------------
 5.85%                                   04/06/00   50,000      49,707,500
--------------------------------------------------------------------------
 5.85%                                   04/11/00   50,000      49,666,875
--------------------------------------------------------------------------
 5.86%                                   04/18/00   50,000      49,609,333
--------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
 5.77%                                   03/08/00  105,157     105,039,020
--------------------------------------------------------------------------
 5.78%                                   03/17/00  100,000      99,743,111
--------------------------------------------------------------------------
 5.75%                                   03/21/00   75,000      74,760,417
--------------------------------------------------------------------------
 5.84%                                   04/10/00   44,913      44,621,565
--------------------------------------------------------------------------
 5.85%                                   04/14/00   66,870      66,391,880
--------------------------------------------------------------------------
 5.85%                                   04/18/00  100,000      99,220,000
--------------------------------------------------------------------------
 5.89%                                   04/24/00   65,058      64,483,213
--------------------------------------------------------------------------
 5.88%                                   04/27/00   72,087      71,415,870
--------------------------------------------------------------------------
Enterprise Funding Corp.
 5.87%                                   04/24/00  119,121     118,072,140
--------------------------------------------------------------------------

                                                     PAR
                                         MATURITY   (000)        VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE - (CONTINUED)

Falcon Asset Securitization Corp.
 5.75%                                   03/01/00 $100,000 $   100,000,000
--------------------------------------------------------------------------
 5.85%                                   04/10/00   60,475      60,081,913
--------------------------------------------------------------------------
 5.88%                                   04/11/00  103,243     102,551,616
--------------------------------------------------------------------------
Mont Blanc Capital Corp.
 5.80%                                   03/15/00   39,698      39,608,459
--------------------------------------------------------------------------
 5.87%                                   04/04/00   32,843      32,660,922
--------------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.80%                                   03/20/00   36,618      36,505,908
--------------------------------------------------------------------------
 5.78%                                   03/20/00   36,621      36,509,286
--------------------------------------------------------------------------
 5.86%                                   04/17/00   27,317      27,108,010
--------------------------------------------------------------------------
Newport Funding Corp.
 5.74%                                   03/07/00   50,000      49,952,167
--------------------------------------------------------------------------
 5.76%                                   03/23/00   50,000      49,824,000
--------------------------------------------------------------------------
 5.88%                                   04/28/00  100,000      99,052,667
--------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.75%                                   03/01/00   50,000      50,000,000
--------------------------------------------------------------------------
 5.78%                                   03/27/00   63,690      63,424,130
--------------------------------------------------------------------------
 5.87%                                   04/17/00   38,250      37,956,867
--------------------------------------------------------------------------
 5.87%                                   04/18/00   51,250      50,848,883
--------------------------------------------------------------------------
 5.88%                                   04/27/00  100,000      99,069,000
--------------------------------------------------------------------------
Quincy Capital Corp.
 5.80%                                   03/28/00   69,425      69,123,001
--------------------------------------------------------------------------
 5.85%                                   04/05/00  124,608     123,899,292
--------------------------------------------------------------------------
 5.85%                                   04/12/00   31,711      31,494,572
--------------------------------------------------------------------------
Receivables Capital Corp.
 5.75%                                   03/22/00   61,994      61,786,062
--------------------------------------------------------------------------
 5.82%                                   03/28/00   45,586      45,387,017
--------------------------------------------------------------------------
 5.85%                                   04/07/00   70,649      70,224,223
--------------------------------------------------------------------------
Sheffield Receivables Corp.
 5.82%                                   03/17/00   49,800      49,671,184
--------------------------------------------------------------------------
 5.80%                                   03/28/00   50,000      49,782,500
--------------------------------------------------------------------------
 5.85%                                   04/14/00   25,000      24,821,250
--------------------------------------------------------------------------
 5.88%                                   04/25/00   40,900      40,532,582
--------------------------------------------------------------------------
                                                             3,596,582,888
--------------------------------------------------------------------------


                                                         PAR
                                             MATURITY   (000)        VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES - 11.30%

Asset Securitization Cooperative Corp.
 5.74%                                       03/22/00 $ 65,000 $    64,782,358
------------------------------------------------------------------------------
 5.74%                                       03/24/00   35,000      34,871,647
------------------------------------------------------------------------------
 5.80%                                       03/28/00   50,000      49,782,500
------------------------------------------------------------------------------
 5.82%                                       03/29/00  100,000      99,547,333
------------------------------------------------------------------------------
 5.85%                                       04/12/00  100,000      99,317,500
------------------------------------------------------------------------------
 5.87%                                       04/19/00   75,000      74,400,771
------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 5.86%                                       04/10/00   50,000      49,674,444
------------------------------------------------------------------------------
 5.87%                                       04/19/00   31,294      31,043,970
------------------------------------------------------------------------------
 5.87%                                       04/21/00   50,000      49,584,208
------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
 5.75%                                       03/16/00   75,000      74,820,312
------------------------------------------------------------------------------
 5.77%                                       03/16/00  100,000      99,759,583
------------------------------------------------------------------------------
 5.75%                                       03/21/00   50,000      49,840,278
------------------------------------------------------------------------------
Delaware Funding Corp.
 5.75%                                       03/16/00   50,000      49,880,208
------------------------------------------------------------------------------
 5.75%                                       03/17/00   60,680      60,524,929
------------------------------------------------------------------------------
 5.75%                                       03/21/00   44,930      44,786,474
------------------------------------------------------------------------------
 5.75%                                       03/23/00   37,885      37,751,876
------------------------------------------------------------------------------
 5.83%                                       03/31/00   60,594      60,299,614
------------------------------------------------------------------------------
 5.88%                                       04/25/00   80,799      80,073,156
------------------------------------------------------------------------------
Variable Funding Capital Corp.
 5.75%                                       03/02/00  200,000     199,968,055
------------------------------------------------------------------------------
 5.75%                                       03/10/00  100,000      99,856,250
------------------------------------------------------------------------------
 5.78%                                       03/16/00   50,000      49,879,583
------------------------------------------------------------------------------
 5.75%                                       03/20/00   50,000      49,848,264
------------------------------------------------------------------------------
 5.75%                                       03/23/00   50,000      49,824,306
------------------------------------------------------------------------------
 5.87%                                       04/26/00  100,000      99,086,889
------------------------------------------------------------------------------
                                                                 1,659,204,508
------------------------------------------------------------------------------

BANKING - 2.65%

Banc One Financial Corp.
 5.78%                                       03/15/00  100,000      99,775,222
------------------------------------------------------------------------------
Citicorp
 5.80%                                       03/29/00   50,000      49,774,444
------------------------------------------------------------------------------
 5.84%                                       03/29/00   50,000      49,772,889
------------------------------------------------------------------------------
 5.80%                                       03/30/00   50,000      49,766,389
------------------------------------------------------------------------------

                                                PAR
                                     MATURITY  (000)        VALUE
BANKING - (CONTINUED)

Wells Fargo & Co.
 5.69%                               03/14/00 $ 90,500 $    90,314,048
----------------------------------------------------------------------
 5.82%                               04/13/00   50,000      49,652,417
----------------------------------------------------------------------
                                                           389,055,409
----------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 7.28%

Bear, Stearns & Co., Inc.
 5.73%                               03/15/00   50,000      49,888,583
----------------------------------------------------------------------
Credit Suisse First Boston Corp.
 5.72%                               03/03/00  100,000      99,968,222
----------------------------------------------------------------------
 5.84%                               04/18/00   50,000      49,610,667
----------------------------------------------------------------------
Goldman Sachs & Co.
 5.75%                               03/22/00  100,000      99,664,584
----------------------------------------------------------------------
 5.85%                               04/06/00  100,000      99,415,000
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.
 5.85%                               04/03/00   75,000      74,597,812
----------------------------------------------------------------------
 5.86%                               04/17/00   50,000      49,617,472
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 5.71%                               03/15/00   50,000      49,888,972
----------------------------------------------------------------------
 5.86%                               04/20/00  100,000      99,186,111
----------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 5.73%                               03/22/00   75,000      74,749,312
----------------------------------------------------------------------
 5.74%                               03/23/00   50,000      49,824,611
----------------------------------------------------------------------
 5.74%                               03/24/00   50,000      49,816,639
----------------------------------------------------------------------
 5.83%                               04/03/00  100,000      99,465,583
----------------------------------------------------------------------
 5.85%                               04/07/00   50,000      49,699,375
----------------------------------------------------------------------
 5.87%                               04/28/00   75,000      74,290,708
----------------------------------------------------------------------
                                                         1,069,683,651
----------------------------------------------------------------------

CONSUMER FINANCE - 2.88%

Household Finance Corp.
 5.65%                               03/07/00   75,000      74,929,375
----------------------------------------------------------------------
 5.68%                               03/08/00  100,000      99,889,556
----------------------------------------------------------------------
IBM Credit Corp.
 5.71%                               03/10/00   75,000      74,892,937
----------------------------------------------------------------------
 5.77%                               03/31/00  100,000      99,519,167
----------------------------------------------------------------------
 5.80%                               04/14/00   75,000      74,468,333
----------------------------------------------------------------------
                                                           423,699,368
----------------------------------------------------------------------


                                                    PAR
                                         MATURITY  (000)        VALUE
FINANCIAL (DIVERSIFIED) - 11.59%

Associates First Capital Corp.
 5.67%                                   03/08/00 $ 30,000 $    29,966,925
--------------------------------------------------------------------------
 5.67%                                   03/09/00   35,000      34,955,900
--------------------------------------------------------------------------
 5.74%                                   03/27/00   75,000      74,689,083
--------------------------------------------------------------------------
 5.84%                                   03/30/00   50,000      49,764,778
--------------------------------------------------------------------------
 5.84%                                   03/31/00   50,000      49,756,667
--------------------------------------------------------------------------
 5.83%                                   04/04/00   50,000      49,724,694
--------------------------------------------------------------------------
 5.83%                                   04/14/00   50,000      49,643,722
--------------------------------------------------------------------------
BellSouth Capital Funding Corp.
 5.80%                                   04/05/00  100,000      99,436,111
--------------------------------------------------------------------------
CIT Group Inc.
 5.68%                                   03/09/00  100,000      99,873,778
--------------------------------------------------------------------------
 5.86%                                   04/24/00  100,000      99,121,000
--------------------------------------------------------------------------
Deutsche Bank Financial Inc.
 5.76%                                   03/20/00  100,000      99,696,000
--------------------------------------------------------------------------
 5.76%                                   03/24/00  100,000      99,632,000
--------------------------------------------------------------------------
 5.77%                                   03/27/00  100,000      99,583,278
--------------------------------------------------------------------------
Dresdner U.S.Finance, Inc.
 5.73%                                   03/03/00  100,000      99,968,167
--------------------------------------------------------------------------
Ford Motor Credit Co.
 5.63%                                   03/07/00   50,000      49,953,083
--------------------------------------------------------------------------
 5.70%                                   03/21/00   50,000      49,841,667
--------------------------------------------------------------------------
 5.85%                                   04/28/00   75,000      74,293,125
--------------------------------------------------------------------------
General Electric Capital Services, Inc.
 5.83%                                   04/13/00  100,000      99,303,639
--------------------------------------------------------------------------
General Motors Acceptance Corp.
 5.83%                                   04/11/00  100,000      99,336,028
--------------------------------------------------------------------------
International Lease Finance Corp.
 5.65%                                   03/13/00   40,000      39,924,667
--------------------------------------------------------------------------
 5.78%                                   03/29/00   35,000      34,842,656
--------------------------------------------------------------------------
 5.78%                                   03/30/00   35,000      34,837,036
--------------------------------------------------------------------------
 5.80%                                   04/06/00   50,000      49,710,000
--------------------------------------------------------------------------
Toyota Motor Credit Corp.
 5.66%                                   03/14/00   60,000      59,877,367
--------------------------------------------------------------------------
UBS Finance (Delaware), Inc.
 5.71%                                   03/06/00   75,000      74,940,521
--------------------------------------------------------------------------
                                                             1,702,671,892
--------------------------------------------------------------------------


                                                     PAR
                                          MATURITY  (000)        VALUE
INSURANCE (LIFE) - 0.68%

Prudential Funding Corp.
 5.68%                                    03/08/00 $100,000 $    99,889,556
---------------------------------------------------------------------------

PERSONAL CREDIT - 0.51%

American Express Credit Corp.
 5.63%                                    03/07/00   75,000      74,929,625
---------------------------------------------------------------------------
  Total Financial                                            10,075,590,808
---------------------------------------------------------------------------

UTILITIES - 3.22%

TELEPHONE - 3.22%

American Telephone and Telegraph Co.
 5.65%                                    03/02/00  100,000      99,984,305
---------------------------------------------------------------------------
 5.66%                                    03/03/00   50,000      49,984,278
---------------------------------------------------------------------------
 5.68%                                    03/09/00   75,000      74,905,333
---------------------------------------------------------------------------
 5.75%                                    03/10/00  100,000      99,856,250
---------------------------------------------------------------------------
BellSouth Telecommunications, Inc.
 5.80%                                    04/11/00   48,400      48,080,291
---------------------------------------------------------------------------
SBC Communications, Inc.
 5.82%                                    03/30/00  100,000      99,531,167
---------------------------------------------------------------------------
  Total Utilities                                               472,341,624
---------------------------------------------------------------------------
  Total Commercial Paper (Cost -
    $11,543,902,843)                                         11,543,902,843
---------------------------------------------------------------------------

MASTER NOTE AGREEMENT - 2.12%

Merrill Lynch Mortgage Capital, Inc.
 6.20%(b) (Cost - $311,200,000)           08/17/00  311,200     311,200,000
---------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 0.51%

First Union National Bank Corp.
 5.80% (Cost - $75,000,000)               03/21/00   75,000      75,000,000
---------------------------------------------------------------------------
  Total Investments (excluding Repurchase
   Agreements)                                               11,930,102,843
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 19.21%(c)

Bank of America Securities, Inc.
 5.86%(d)                                 03/01/00  150,500     150,500,000
---------------------------------------------------------------------------
 5.87%(e)                                 03/01/00  655,880     655,880,419
---------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 5.87%(f)                                       --  500,000     500,000,000
---------------------------------------------------------------------------
Chase Securites, Inc.
 5.86%(g)                                 03/01/00  130,000     130,000,000
---------------------------------------------------------------------------
First Union Capital Markets
 5.87%(h)                                 03/01/00  447,882     447,882,701
---------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)        VALUE
REPURCHASE AGREEMENTS - (continued)

Goldman, Sachs & Co.
 5.87%(i)                                03/01/00 $300,000 $   300,000,000
---------------------------------------------------------------------------
Societe Generale Cowen Securities Corp.
 5.87%(j)                                03/01/00   87,204      87,204,708
---------------------------------------------------------------------------
Warburg Dillon Read LLC
 5.87%(k)                                03/01/00  550,000     550,000,000
---------------------------------------------------------------------------
  Total Repurchase Agreements (Cost -
    $2,821,467,828)                                          2,821,467,828
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.43% (Cost -
 $14,751,570,671)(l)                                        14,751,570,671
---------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (0.43%)                        (62,993,133)
---------------------------------------------------------------------------
NET ASSETS - 100%                                          $14,688,577,538
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/29/00.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,081,389. Collateralized by $611,791,640 U.S. Government obligations, 5.50% to 6.00% due 10/01/13 to 01/01/14 with an aggregate market value at 02/29/00 of $510,000,000.
(e) Joint repurchase agreement entered into 02/29/00 with a maturing value of $800,130,444. Collateralized by $1,015,808,249 U.S. Government obligations, 5.50% to 8.50% due 07/15/03 to 11/01/28 with an aggregate market value at 02/29/00 of $816,000,001.
(f) Open repurchase agreement entered into 12/21/99; however, either party may terminate the agreement upon demand. Interests rates, par and collateral are redetermined daily. Collateralized by $518,700,000 U.S. Government obligations, 0% to 7.00% due 01/21/00 to 09/14/09 with an aggregate market value at 02/29/00 of $510,018,009.
(g) Joint repurchase agreement entered into 02/29/00 with a maturing value of $200,032,556. Collateralized by $262,530,613 U.S. Government obligations, 5.50% to 9.50% due 02/01/02 to 02/01/30 with an aggregate market value at 02/29/00 of $204,004,059.
(h) Joint repurchase agreement entered into 02/29/00 with a maturing value of $450,073,375. Collateralized by $494,116,268 U.S. Government obligations, 0% to 5.50% due 07/01/14 to 02/01/30 with an aggregate market value at 02/29/00 of $459,000,000.
(i) Joint repurchase agreement entered into 02/29/00 with a maturing value of $750,122,292. Collateralized by $1,294,709,963 U.S. Government obligations, 5.00% to 8.00% due 02/01/14 to 10/01/38 with an aggregate market value at 02/29/00 of $765,000,000.
(j) Joint repurchase agreement entered into 02/29/00 with a maturing value of $200,032,611. Collateralized by $408,920,728 U.S. Government obligations, 5.858% to 5.92% due 10/01/32 to 04/01/34 with an aggregate market value at 02/29/00 of $207,110,166.
(k) Repurchase agreement entered into 02/29/00 with a maturing value of $550,089,681. Collateralized by $673,981,545 U.S. Government obligations, 0% to 10.50% due 04/13/00 to 01/15/33 with an aggregate market value at 02/29/00 of $561,001,427.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $11,930,102,843
-------------------------------------------------------------------------
Repurchase agreements                                       2,821,467,828
-------------------------------------------------------------------------
Interest receivable                                             2,443,397
-------------------------------------------------------------------------
Investment for deferred compensation plan                         160,975
-------------------------------------------------------------------------
Other assets                                                      438,961
-------------------------------------------------------------------------
  Total assets                                             14,754,614,004
-------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                    63,767,778
-------------------------------------------------------------------------
  Deferred compensation                                           160,975
-------------------------------------------------------------------------
Accrued administrative services fees                               44,369
-------------------------------------------------------------------------
Accrued advisory fees                                             596,118
-------------------------------------------------------------------------
Accrued distribution fees                                         409,959
-------------------------------------------------------------------------
Accrued transfer agent fees                                       185,005
-------------------------------------------------------------------------
Accrued operating expenses                                        872,262
-------------------------------------------------------------------------
  Total liabilities                                            66,036,466
-------------------------------------------------------------------------
NET ASSETS                                                $14,688,577,538
=========================================================================

NET ASSETS:

Institutional Class                                       $11,810,767,167
=========================================================================
Private Investment Class                                  $   437,812,562
=========================================================================
Personal Investment Class                                 $   105,275,253
=========================================================================
Cash Management Class                                     $ 1,092,807,547
=========================================================================
Reserve Class                                             $   113,865,096
=========================================================================
Resource Class                                            $ 1,128,049,913
=========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        11,810,767,330
=========================================================================
Private Investment Class                                      437,812,697
=========================================================================
Personal Investment Class                                     105,275,283
=========================================================================
Cash Management Class                                       1,092,807,397
=========================================================================
Reserve Class                                                 113,865,106
=========================================================================
Resource Class                                              1,128,056,063
=========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share            $1.00
=========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $378,976,908
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            3,570,567
-------------------------------------------------------------------
Custodian fees                                             570,883
-------------------------------------------------------------------
Administrative services fees                               267,131
-------------------------------------------------------------------
Directors' fees                                             27,865
-------------------------------------------------------------------
Transfer agent fees                                      1,100,089
-------------------------------------------------------------------
Distribution fees (see Note 2)                           3,205,019
-------------------------------------------------------------------
Other                                                      584,346
-------------------------------------------------------------------
  Total expenses                                         9,325,900
-------------------------------------------------------------------
Less: Fee waivers                                         (885,550)
-------------------------------------------------------------------
  Net expenses                                           8,440,350
-------------------------------------------------------------------
Net investment income                                  370,536,558
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $370,536,558
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 29, 2000 and year ended August 31, 1999 (Unaudited)

                                              FEBRUARY 29,      AUGUST 31,
                                                  2000             1999
                                             ---------------  --------------
OPERATIONS:

 Net investment income                       $   370,536,558  $  476,740,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    370,536,558     476,740,526
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                           (304,572,178)   (364,347,968)
-----------------------------------------------------------------------------
  Private Investment Class                       (10,305,434)    (18,159,703)
-----------------------------------------------------------------------------
  Personal Investment Class                       (2,372,732)     (6,869,222)
-----------------------------------------------------------------------------
  Cash Management Class                          (30,748,987)    (57,786,622)
-----------------------------------------------------------------------------
  Reserve Class                                   (2,620,446)     (1,195,139)
-----------------------------------------------------------------------------
  Resource Class                                 (19,916,781)    (28,381,872)
-----------------------------------------------------------------------------
Capital stock transactions-net (see Note 4)    5,964,352,847     884,926,848
-----------------------------------------------------------------------------
  Net increase in net assets                   5,964,352,847     884,926,848
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          8,724,224,691   7,839,297,843
-----------------------------------------------------------------------------
  End of period                              $14,688,577,538  $8,724,224,691
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $14,688,583,876  $8,724,231,029
-----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sale of investments                                (6,338)         (6,338)
-----------------------------------------------------------------------------
                                             $14,688,577,538  $8,724,224,691
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                                RATE
-------------------------------------------------------------------------------
First $100 million                                                        0.20%
-------------------------------------------------------------------------------
Over $100 million to $200 million                                         0.15%
------------------------------------------------------------------------------
Over $200 million to $300 million                                         0.10%
------------------------------------------------------------------------------
Over $300 million to $1.5 billion                                         0.06%
------------------------------------------------------------------------------
Over $1.5 billion                                                         0.05%
------------------------------------------------------------------------------

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended February 29, 2000, AIM was paid $267,131 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended February 29, 2000, AFS was paid $1,008,514 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash

Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, maximum annual rate of the average daily net assets attributable to such class. During the six months ended February 29, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class paid $592,086, $235,917, $452,772, $594,035, and $444,659, respectively, as compensation under the Plan. FMC waived fees of $885,550 for the same period.

 Certain officers and directors of the Fund are officers of AIM, FMC and AFS.

 During the six months ended February 29, 2000, the Portfolio paid legal fees of $6,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999 were as follows.

                                                       FEBRUARY 29, 2000                     AUGUST 31, 1999
                                              ----------------------------------  ------------------------------------
                                                   SHARES            AMOUNT            SHARES             AMOUNT
                                              ----------------  ----------------  -----------------  -----------------
Sold:
  Institutional Class                          64,721,197,490  $ 64,721,197,490    109,937,908,800  $ 109,937,908,800
---------------------------------------------------------------------------------------------------------------------
  Private Investment Class                      1,281,174,582     1,281,174,582      3,170,645,036      3,170,645,036
---------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                       581,309,133       581,309,133      1,878,724,152      1,878,724,152
---------------------------------------------------------------------------------------------------------------------
  Cash Management Class                         6,006,962,623     6,006,962,623     12,368,423,760     12,368,423,760
---------------------------------------------------------------------------------------------------------------------
  Reserve Class*                                  569,297,569       569,297,569        427,972,822        427,972,822
---------------------------------------------------------------------------------------------------------------------
  Resource Class                                3,304,240,415     3,304,240,415      4,803,364,271      4,803,364,271
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                              25,229,488        25,229,488         27,367,341         27,367,341
---------------------------------------------------------------------------------------------------------------------
  Private Investment Class                          5,657,322         5,657,322          9,729,854          9,729,854
---------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                         2,212,188         2,212,188          7,060,491          7,060,491
---------------------------------------------------------------------------------------------------------------------
  Cash Management Class                            21,677,507        21,677,507         43,017,293         43,017,293
---------------------------------------------------------------------------------------------------------------------
  Reserve Class*                                    2,596,970         2,596,970            763,247            763,247
---------------------------------------------------------------------------------------------------------------------
  Resource Class                                   18,074,764        18,074,764         24,478,821         24,478,821
---------------------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class                         (59,145,722,351)  (59,145,722,351)  (109,599,031,637)  (109,599,031,637)
---------------------------------------------------------------------------------------------------------------------
  Private Investment Class                     (1,233,913,435)   (1,233,913,435)    (3,090,291,929)    (3,090,291,929)
---------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                      (565,999,618)     (565,999,618)    (1,938,117,905)    (1,938,117,905)
---------------------------------------------------------------------------------------------------------------------
  Cash Management Class                        (6,189,631,742)   (6,189,631,742)   (12,019,849,792)   (12,019,849,792)
---------------------------------------------------------------------------------------------------------------------
  Reserve Class*                                 (579,812,157)     (579,812,157)      (306,953,345)      (306,953,345)
---------------------------------------------------------------------------------------------------------------------
  Resource Class                               (2,860,197,901)   (2,860,197,901)    (4,860,284,432)    (4,860,284,432)
=====================================================================================================================
Net increase                                 $  5,964,352,847  $  5,964,352,847        884,926,848  $     884,926,848
=====================================================================================================================

* The Reserve Class commenced sales on January 4, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during the six months ended February 29, 2000 and each of the years in the five-year period ended August 31, 1999.

                                                                                                   AUGUST 31,
                                                        FEBRUARY 29,     ----------------------------------------------------------
                                                           2000            1999        1998        1997        1996        1995
                                                      ------------     ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period                  $      1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Income from investment operations:
 Net investment income                                       0.03            0.05        0.06        0.05        0.05        0.06
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Less distributions:
 Dividends from net investment income                       (0.03)          (0.05)      (0.06)      (0.05)      (0.05)      (0.06)
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                        $      1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Total return(a)                                              2.78%           5.15%       5.71%       5.54%       5.64%       5.80%
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $11,810,767      $6,210,056  $5,843,813  $5,593,043  $5,264,601  $3,752,693
----------------------------------------------------  -----------      ----------  ----------  ----------  ----------  ----------
Ratio of expenses to average net assets                      0.09%(b)        0.09%       0.09%       0.09%       0.09%       0.09%
----------------------------------------------------   -----------      ----------  ----------  ----------  ----------  ----------
Ratio of net investment income to average net assets         5.55%(b)        5.02%       5.56%       5.40%       5.48%       5.64%
----------------------------------------------------   -----------      ----------  ----------  ----------  ----------  ----------

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $11,032,416,563.

                           DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President
Karen Dunn Kelley                                  Vice President          Prime Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Institutional                              SEMI-
Sheri Morris       Assistant Vice President & Assistant Treasurer          Class                                      ANNUAL
Renee A. Friedli                              Assistant Secretary                                                     REPORT
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary                                          FEBRUARY 29, 2000
Ofelia M. Mayo                                Assistant Secretary
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
             Kramer Levin Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173


This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

PRM-SAR-1